SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
The number of shares covered by the share options, beginning	8,100,000	[1]
Exercise price per share of the share options, beginning	$ 0.623	[1]
The number of shares covered by the share options granted during the year			8,100,000
Exercise price per share of the share options granted during the year			$ 0.623
Effect of Five-to-One Share Combination	(32,750,185)	[2]	(6,480,000)
The number of shares covered by the options,ending	1,620,000		8,100,000	[1]
Exercise price per share of the options, ending	$ 3.115		$ 0.623	[1]

[1]	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.
[2]	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. On April 3, 2023, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on a 5-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.